Annual Total Returns[BarChart] - 2040 Retirement Fund - 2040 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.24%)	14.63%	27.20%	7.71%	(0.64%)	11.66%	17.40%	(7.94%)	24.25%	13.43%